Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenue	€ 599.4	€ 576.3	€ 1,902.6	€ 1,858.2
Cost of sales	(431.8)	(401.1)	(1,338.6)	(1,302.8)
Gross profit	167.6	175.2	564.0	555.4
Other operating expenses	(80.5)	(85.7)	(257.6)	(268.8)
Exceptional items	(6.5)	(2.5)	(21.6)	(27.3)
Operating profit	80.6	87.0	284.8	259.3
Finance income	10.4	1.1	0.0	6.3
Finance costs	(25.4)	(16.8)	(90.4)	(50.5)
Net financing costs	(15.0)	(15.7)	(90.4)	(44.2)
Profit before tax	65.6	71.3	194.4	215.1
Taxation	(13.9)	(14.9)	(42.2)	(48.7)
Profit for the period	51.7	56.4	152.2	166.4
Equity owners of the parent	51.7	56.4	152.2	166.5
Non-controlling interests	€ 0.0	€ 0.0	€ 0.0	€ (0.1)
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.29	€ 0.29